Earnings Per Share (Schedule Of Antidilutive Securities Excluded From Denominator When Computing Dilutive Earnings Per Share) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	7,567,119	4,664,692	6,845,781	69,917	75,698
Preferred Operating Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator		1,428	1,190	5,554	6,379
Outstanding Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	27,875	26,937	27,875	26,938	31,893
Unvested Stock Awards Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	1,818		602
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,787,426	2,336,876	3,426,770	37,425	37,426
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,750,000	2,299,451	3,389,344